Unaudited Interim Consolidated Statements of Partners’ Equity - USD ($) $ in Thousands	Total	Series A Preferred	Series B Preferred	Common	General Partner
Balance at Dec. 31, 2018	$ 326,485	$ 73,216	$ 53,885	$ 199,400	$ (16)
Balance at Dec. 31, 2018		3,000,000	2,200,000	35,490,000	35,526
-Net income	2,824	$ 3,375	$ 2,406	$ (2,954)	$ (3)
-Distributions declared and paid (common and preferred units) (Note 8)	(10,610)	(3,375)	(2,794)	(4,437)	(4)
Balance at Jun. 30, 2019	318,699	$ 73,216	$ 53,497	$ 192,009	$ (23)
Balance at Jun. 30, 2019		3,000,000	2,200,000	35,490,000	35,526
Balance at Dec. 31, 2019	313,707	$ 73,216	$ 53,498	$ 187,021	$ (28)
Balance at Dec. 31, 2019		3,000,000	2,200,000	35,490,000	35,526
-Net income	13,394	$ 3,375	$ 2,406	$ 7,605	$ 8
-Distributions declared and paid (common and preferred units) (Note 8)	(5,781)	(3,375)	(2,406)
Balance at Jun. 30, 2020	$ 321,320	$ 73,216	$ 53,498	$ 194,626	$ (20)
Balance at Jun. 30, 2020		3,000,000	2,200,000	35,490,000	35,526